Share-based payments - Disclosure of number and weighted average exercise prices of other equity instruments (Details)	6 Months Ended
	Sep. 30, 2026 shares $ / shares	Sep. 30, 2025 shares $ / shares
Service-Based Conditions, Restricted Share Units
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of RSUs outstanding, beginning of the year (in shares) | shares	3,771,145	0
Number of RSUs granted (in shares) | shares	874,088	3,834,430
Number of RSUs vested (in shares) | shares	(263,605)	(105,096)
Number of RSUs forfeited and cancelled (in shares) | shares	(28,040)	(1,928)
Number of RSUs outstanding, ending of the year (in shares) | shares	4,353,588	3,727,406
Weighted average grant date fair value per share, at the beginning of period (in USD per share) | $ / shares	$ 5.39	$ 0
Weighted average grant date fair value per share, granted (in USD per share) | $ / shares	2.06	5.42
Weighted average grant date fair value per share, vested (in USD per share) | $ / shares	5.07	5.43
Weighted average grant date fair value per share, forfeited and cancelled (in USD per share) | $ / shares	4.71	5.00
Weighted average grant date fair value per share, at the ending of period (in USD per share) | $ / shares	$ 4.74	$ 5.42
Market Conditions, Restricted Share Units
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of RSUs outstanding, beginning of the year (in shares) | shares	288,594	0
Number of RSUs granted (in shares) | shares	0	285,419
Number of RSUs vested (in shares) | shares	(26,274)	0
Number of RSUs forfeited and cancelled (in shares) | shares	(1,329)	(1,928)
Number of RSUs outstanding, ending of the year (in shares) | shares	260,991	283,491
Weighted average grant date fair value per share, at the beginning of period (in USD per share) | $ / shares	$ 3.12	$ 0
Weighted average grant date fair value per share, granted (in USD per share) | $ / shares	0	3.13
Weighted average grant date fair value per share, vested (in USD per share) | $ / shares	3.45	0
Weighted average grant date fair value per share, forfeited and cancelled (in USD per share) | $ / shares	5.36	2.85
Weighted average grant date fair value per share, at the ending of period (in USD per share) | $ / shares	$ 3.08	$ 3.14